Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Jun. 30, 2024
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	493,560,000	500,000,000
Common stock, shares issued	21,020,597	20,123,386
Common stock, shares outstanding	21,020,597	20,123,386
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	6,440,000
Common stock, shares issued	0	0